6 Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents

6       Cash and cash equivalents

	2019	2018

Cash and bank deposits	13,092	4,560
Cash equivalents (a)	930,117	57,700
	943,209	62,260

Cash equivalents correspond to financial investments in Bank Certificates of Deposit (“CDB”) with highly rated financial institutions. As of December 31, 2019, the average interest on these CDB are equivalent to 99.22% of the Interbank Certificates of Deposit (“CDI”) (December 31, 2018: 99.28%). These funds are available for immediate use and have insignificant risk of changes in value.